Schedule of Warrants Activity (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Number of shares issued		24,660
IPO [Member]
Number of shares issued	176,222	176,222
Common Stock [Member] | Series A Preferred Stock [Member]
Number of shares issued	42,114
August 2022 Promissory Notes [Member]
Number of shares issued	3,750
Notes Payable Related Parties [Member]
Number of shares issued	2,500	3,750
2022 Convertible Notes [Member]
Number of shares issued	18,447
Boustead Securities LLC [Member]
Number of shares issued	27,877
August 2021 Promissory Notes [Member]
Number of shares issued		62,500
2021 Convertible Notes [Member]
Number of shares issued		18,447